Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 9.9%

Banks — 0.1%
Citizens Financial Group, Inc.	794	$25,805
First Hawaiian, Inc.	999	26,024

		51,829

Beverages — 0.4%
Coca-Cola European Partners PLC	2,102	108,757
PepsiCo, Inc.	891	109,192

		217,949

Biotechnology — 0.2%
AbbVie, Inc.	1,382	111,375

Capital Markets — 0.2%
Federated Investors, Inc., Class B	916	26,848
Janus Henderson Group PLC	2,197	54,881
Moelis & Co., Class A	603	25,091

		106,820

Chemicals — 0.2%
Valvoline, Inc.	5,816	107,945

Consumer Finance — 0.1%
Ally Financial, Inc.	996	27,407

Containers & Packaging — 0.1%
Sonoco Products Co.	554	34,088

Distributors — 0.2%
Genuine Parts Co.	970	108,781

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	1,844	109,036

Electric Utilities — 2.0%
Alliant Energy Corp.	1,206	56,839
American Electric Power Co., Inc.	1,311	109,796
Avangrid, Inc.	2,287	115,150
Duke Energy Corp.	1,311	117,990
Evergy, Inc.	1,861	108,031
Eversource Energy	549	38,952
NextEra Energy, Inc.	243	46,977
Pinnacle West Capital Corp.	1,152	110,108
Portland General Electric Co.	2,205	114,307
PPL Corp.	1,104	35,041
Southern Co.	2,131	110,130
Xcel Energy, Inc.	1,950	109,610

		1,072,931

Equity Real Estate Investment Trusts (REITs) — 1.3%
Brixmor Property Group, Inc.	1,459	26,802
Empire State Realty Trust, Inc., Class A	6,723	106,223
EPR Properties	1,289	99,124
MGM Growth Properties LLC, Class A	835	26,929
Mid-America Apartment Communities, Inc.	565	61,772
National Health Investors, Inc.	393	30,870

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Outfront Media, Inc.	2,780	$65,052
Public Storage	517	112,592
Regency Centers Corp.	396	26,726
Simon Property Group, Inc.	147	26,785
Spirit Realty Capital, Inc.	1,197	47,557
Ventas, Inc.	1,652	105,414

		735,846

Food & Staples Retailing — 0.1%
Sysco Corp.	389	25,969
Walmart, Inc.	260	25,358

		51,327

Food Products — 1.1%
Campbell Soup Co.	1,103	42,057
Flowers Foods, Inc.	4,514	96,238
General Mills, Inc.	1,625	84,094
Hershey Co.	969	111,270
J.M. Smucker Co.	541	63,027
Kellogg Co.	1,933	110,916
Kraft Heinz Co.	3,278	107,027

		614,629

Gas Utilities — 0.2%
ONE Gas, Inc.	1,210	107,726

Hotels, Restaurants & Leisure — 0.5%
Cracker Barrel Old Country Store, Inc.	666	107,632
Darden Restaurants, Inc.	224	27,209
McDonald’s Corp.	406	77,100
Six Flags Entertainment Corp.	822	40,566

		252,507

Household Products — 0.3%
Kimberly-Clark Corp.	542	67,154
Procter & Gamble Co.	995	103,530

		170,684

Insurance — 0.0%
Fidelity National Financial, Inc.	685	25,037

IT Services — 0.2%
Sabre Corp.	5,967	127,634

Media — 0.1%
Cinemark Holdings, Inc.	716	28,633
Omnicom Group, Inc.	390	28,466

		57,099

Metals & Mining — 0.1%
Southern Copper Corp.	1,905	75,590

Multi-Utilities — 1.2%
Ameren Corp.	1,099	80,831
CMS Energy Corp.	1,541	85,587
Consolidated Edison, Inc.	1,376	116,699
Dominion Energy, Inc.	1,449	111,080

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	877	$109,397
NorthWestern Corp.	465	32,741
WEC Energy Group, Inc.	1,644	130,008

		666,343

Oil, Gas & Consumable Fuels — 0.5%
Enterprise Products Partners LP	1,667	48,510
Magellan Midstream Partners LP	1,812	109,862
Phillips 66 Partners LP	2,064	108,050

		266,422

Pharmaceuticals — 0.1%
Johnson & Johnson	278	38,862
Pfizer, Inc.	717	30,451

		69,313

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co.	1,766	27,249

Tobacco — 0.4%
Altria Group, Inc.	1,990	114,285
Philip Morris International, Inc.	907	80,170

		194,455

Total Common Stocks — 9.9% (Cost — $5,000,638)		5,390,022

	Par (000)

Asset-Backed Securities — 11.0%
AmeriCredit Automobile Receivables Trust, Class D:
Series 2014-4, 3.07%, 11/09/20	$100	100,013
Series 2017-3, 3.18%, 07/18/23	150	150,313
Avant Loans Funding Trust(a):
Series 2018-A, Class A, 3.09%, 06/15/21	44	43,936
Series 2018-A, Class B, 3.95%, 12/15/22	150	150,754
Series 2019-A, Class A, 3.48%, 07/15/22(b)	225	225,022
CLUB Credit Trust, Series 2017-P2, Class A, 2.61%, 01/15/24(a)	46	45,477
Conn’s Receivables Funding LLC, Series 2018-A, Class A, 3.25%, 01/15/23(a)	41	40,702
Consumer Loan Underlying Bond Credit Trust, Class A(a):
Series 2018-P1, 3.39%, 07/15/25	68	67,796
Series 2018-P2, 3.47%, 10/15/25	74	74,567
Drive Auto Receivables Trust:
Series 2016-BA, Class C, 3.19%, 07/15/22(a)	42	41,739

Security	Par (000)	Value
Drive Auto Receivables Trust (continued):
Series 2017-1, Class D, 3.84%, 03/15/23	$150	$151,160
Series 2017-2, Class D, 3.49%, 09/15/23	100	100,590
Series 2017-3, Class B, 2.30%, 05/17/21	13	13,134
Series 2017-3, Class D, 3.53%, 12/15/23(a)	250	251,269
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	150	150,866
Series 2018-1, Class C, 3.22%, 03/15/23	110	110,279
Series 2018-2, Class B, 3.22%, 04/15/22	100	100,109
Series 2018-2, Class D, 4.14%, 08/15/24	225	228,735
Series 2018-3, Class B, 3.37%, 09/15/22	60	60,171
Series 2019-1, Class B, 3.41%, 06/15/23	200	201,492
Series 2019-2, Class B, 3.17%, 11/15/23	225	225,943
Enva LLC, Series 2018-A, Class A, 4.20%, 05/20/26(a)	136	136,526
Exeter Automobile Receivables Trust:
Series 2015-1A, Class C, 4.10%, 12/15/20(a)	11	10,862
Series 2017-2A, Class A, 2.11%, 06/15/21(a)	4	4,179
Series 2018-4A, Class B, 3.64%, 11/15/22(a)	90	90,747
Series 2019-1A, Class B, 3.45%, 02/15/23	190	191,379
Flagship Credit Auto Trust, Series 2016-4, Class B, 2.41%, 10/15/21(a)	60	59,865
Marlette Funding Trust, Class A(a):
Series 2017-1A, 2.83%, 03/15/24	1	1,243
Series 2017-2A, 2.39%, 07/15/24	2	1,820
Series 2018-3A, 3.20%, 09/15/28	61	61,566
Series 2018-4A, 3.71%, 12/15/28	168	169,272
Series 2019-1A, 3.44%, 04/16/29	150	150,481
OneMain Financial Issuance Trust, Class A(a):
Series 2015-1A, 3.19%, 03/18/26	6	6,339
Series 2016-2A, 4.10%, 03/20/28	15	15,526
Prosper Marketplace Issuance Trust, Class A:
Series 2018-1A, 3.11%, 06/17/24	28	27,571
Series 2018-2A, 3.35%, 10/15/24(a)	205	204,958

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Prosper Marketplace Issuance Trust, Class A (continued):
Series 2019-1A, 3.54%, 04/15/25(a)	$95	$94,845
Santander Drive Auto Receivables Trust:
Series 2014-4, Class D, 3.10%, 11/16/20	43	42,830
Series 2015-1, Class D, 3.24%, 04/15/21	121	121,100
Series 2015-2, Class D, 3.02%, 04/15/21	150	150,075
Series 2016-1, Class C, 3.09%, 04/15/22	69	69,482
Series 2016-3, Class D, 2.80%, 08/15/22	100	99,899
Series 2017-2, Class C, 2.79%, 08/15/22	120	120,019
Series 2017-2, Class D, 3.49%, 07/17/23	250	251,283
Series 2018-5, Class D, 4.19%, 12/16/24	50	50,997
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 02/15/29(a)	14	13,681
SoFi Consumer Loan Program LLC, Class A(a):
Series 2016-2A, 3.09%, 10/27/25	20	20,505
Series 2016-3, 3.05%, 12/26/25	25	25,183
Series 2017-1, 3.28%, 01/26/26	110	110,184
Series 2017-3, 2.77%, 05/25/26	39	39,081
SoFi Consumer Loan Program Trust(a):
Series 2015-1, Class A, 3.28%, 09/15/23	9	8,817
Series 2018-1, Class A1, 2.55%, 02/25/27	40	39,459
Series 2018-1, Class A2, 3.14%, 02/25/27	120	120,211
Series 2018-3, Class A1, 3.20%, 08/25/27	60	60,138
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24(a)	13	12,549
Upgrade Receivables Trust, Class A(a):
Series 2018-1A, 3.76%, 11/15/24	148	148,481
Series 2019-1A, 3.48%, 03/15/25	100	100,144
Westlake Automobile Receivables Trust:
Series 2017-1A, Class D, 3.46%, 10/17/22(a)	150	150,101
Series 2018-1A, Class D, 3.41%, 05/15/23(a)	200	200,469
Series 2018-2A, Class B, 3.20%, 01/16/24	70	70,225
Series 2018-3A, Class B, 3.32%, 10/16/23(a)	100	100,315

Security	Par (000)	Value
Westlake Automobile Receivables Trust (continued):
Series 2018-3A, Class D, 4.00%, 10/16/23(a)	$100	$101,576

Total Asset-Backed Securities — 11.0% (Cost — $5,969,233)		5,988,050

Corporate Bonds — 38.2%

Aerospace & Defense — 0.6%
Arconic, Inc.:
5.13%, 10/01/24	50	51,191
5.90%, 02/01/27	25	25,961
BBA US Holdings, Inc., 5.38%, 05/01/26(a)	10	10,300
Bombardier, Inc., 6.13%, 01/15/23(a)	50	50,687
Spirit AeroSystems, Inc.:
3.95%, 06/15/23	35	35,586
4.60%, 06/15/28	50	50,289
TransDigm, Inc.:
6.25%, 03/15/26(a)	40	41,660
6.38%, 06/15/26	50	49,493
United Technologies Corp., 3.95%, 08/16/25	30	31,157

		346,324

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 06/15/22(a)	7	7,131

Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 03/01/20(a)	10	10,057
Delta Air Lines, Inc.:
2.60%, 12/04/20	25	24,780
3.40%, 04/19/21	75	75,306
United Continental Holdings, Inc., 5.00%, 02/01/24	25	25,243

		135,386

Auto Components — 0.6%
Allison Transmission, Inc.(a):
5.00%, 10/01/24	50	49,875
5.88%, 06/01/29	10	10,113
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(a)	50	50,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.88%, 02/01/22	100	101,250
6.38%, 12/15/25	50	51,187
JB Poindexter & Co., Inc., 7.13%, 04/15/26(a)	25	25,071
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a)(c):
6.25%, 05/15/26	15	15,300

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Components (continued)
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a)(c) (continued):
8.50%, 05/15/27	$10	$10,025
Tenneco, Inc., 5.00%, 07/15/26	25	20,000

		332,821

Auto Parts — 0.0%
TPC Group, Inc., 8.75%, 12/15/20(a)	25	24,625

Automobiles — 0.1%
Ford Motor Co., 4.35%, 12/08/26	50	46,408

Banks — 2.0%
Bank of Montreal, 2.90%, 03/26/22	100	100,098
BB&T Corp., 3.05%, 06/20/22	100	100,583
Capital One Financial Corp.:
2.40%, 10/30/20	85	84,513
3.45%, 04/30/21	26	26,316
CIT Group, Inc., 6.13%, 03/09/28	25	27,813
HSBC Holdings PLC, 4.00%, 03/30/22	50	51,526
HSBC USA, Inc., 3.50%, 06/23/24	400	405,066
MUFG Union Bank NA, 3.15%, 04/01/22	250	252,076
Wells Fargo & Co., 3.75%, 01/24/24	50	51,454

		1,099,445

Beverages — 0.3%
Keurig Dr. Pepper, Inc.(a):
3.43%, 06/15/27	50	48,348
4.06%, 05/25/23	50	51,436
4.42%, 05/25/25	40	41,450

		141,234

Biotechnology — 0.2%
Celgene Corp., 2.25%, 08/15/21	100	98,421

Building Materials — 0.2%
Allegion US Holding Co., Inc., 3.20%, 10/01/24	100	96,724
Summit Materials LLC, 6.13%, 07/15/23	10	10,209

		106,933

Building Products — 0.1%
Louisiana-Pacific Corp., 4.88%, 09/15/24	25	24,937
Standard Industries, Inc.(a):
5.38%, 11/15/24	35	35,875
4.75%, 01/15/28	25	23,875

		84,687

Capital Markets — 1.4%
Brookfield Finance, Inc., 3.90%, 01/25/28	50	48,354
Goldman Sachs Group, Inc.:
5.25%, 07/27/21	150	157,572

Security	Par (000)	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
3.75%, 05/22/25	$75	$75,762
3.27%, 09/29/25(d)	25	24,679
3.75%, 02/25/26	75	75,254
3.50%, 11/16/26	35	34,533
Morgan Stanley:
2.63%, 11/17/21	50	49,771
2.75%, 05/19/22	50	49,698
4.88%, 11/01/22	25	26,385
3.13%, 01/23/23	50	50,152
3.70%, 10/23/24	25	25,439
3.88%, 01/27/26	50	51,122
3.13%, 07/27/26	90	87,612

		756,333

Chemicals — 0.3%
Ashland LLC, 4.75%, 08/15/22	35	36,006
Chemours Co., 5.38%, 05/15/27	25	24,836
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(a)	25	26,188
Olin Corp., 5.13%, 09/15/27	50	50,562
PolyOne Corp., 5.25%, 03/15/23	35	36,050

		173,642

Commercial Services & Supplies — 0.4%
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 07/15/23(a)	50	50,913
IHS Markit Ltd., 4.13%, 08/01/23	35	35,694
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(a)	85	88,243
United Rentals North America, Inc., 4.88%, 01/15/28	50	48,635

		223,485

Commercial Services & Supplies — 0.1%
United Rentals North America, Inc., 4.63%, 10/15/25	50	49,375

Communications Equipment — 0.4%
CommScope Technologies LLC, 6.00%, 06/15/25(a)	25	24,305
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22(a)	50	54,000
Motorola Solutions, Inc.:
4.00%, 09/01/24	54	55,011
4.60%, 02/23/28	50	50,408
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 05/15/25	30	30,150

		213,874

Construction & Engineering — 0.3%
AECOM, 5.13%, 03/15/27	50	48,312

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction & Engineering (continued)
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	$25	$22,438
PulteGroup, Inc., 5.50%, 03/01/26	100	103,000

		173,750

Construction Materials — 0.0%
HD Supply, Inc., 5.38%, 10/15/26(a)	15	15,300

Consumer Finance — 1.4%
Ally Financial, Inc.:
5.13%, 09/30/24	25	26,281
5.75%, 11/20/25	100	106,511
American Express Co.:
2.50%, 08/01/22	50	49,416
3.40%, 02/27/23	50	50,762
Credit Acceptance Corp., 6.63%, 03/15/26(a)	10	10,166
goeasy, Ltd., 7.88%, 11/01/22(a)	25	26,250
Mastercard, Inc.:
2.95%, 11/21/26	80	80,287
3.50%, 02/26/28	30	31,326
Navient Corp.:
5.00%, 10/26/20	15	15,206
6.63%, 07/26/21	25	26,125
6.13%, 03/25/24	50	49,937
5.88%, 10/25/24	25	24,188
Refinitiv US Holdings, Inc.(a):
6.25%, 05/15/26	15	15,206
8.25%, 11/15/26	20	19,625
Springleaf Finance Corp.:
6.13%, 03/15/24	100	102,248
7.13%, 03/15/26	40	40,725
Total System Services, Inc., 4.00%, 06/01/23	50	51,371
Verscend Escrow Corp., 9.75%, 08/15/26(a)	15	14,963
Visa, Inc., 2.75%, 09/15/27	25	24,700

		765,293

Containers & Packaging — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 05/15/24(a)	200	210,690
Ball Corp.:
4.00%, 11/15/23	15	15,113
5.25%, 07/01/25	50	52,562
4.88%, 03/15/26	50	51,500
Berry Global, Inc., 5.13%, 07/15/23	100	101,655
BWAY Holding Co., 5.50%, 04/15/24(a)	25	24,820
Clearwater Paper Corp., 5.38%, 02/01/25(a)	35	32,550
Greif, Inc., 6.50%, 03/01/27(a)	10	10,225

Security	Par (000)	Value

Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23(a)	$25	$25,406
Sealed Air Corp., 5.50%, 09/15/25(a)	25	26,318

		550,839

Diversified Consumer Services — 0.3%
Graham Holdings Co., 5.75%, 06/01/26(a)	65	68,250
Service Corp. International, 4.63%, 12/15/27	50	49,687
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)	25	25,094

		143,031

Diversified Financial Services — 4.3%
Ares Capital Corp.:
3.50%, 02/10/23	50	48,622
4.25%, 03/01/25	50	48,799
Bank of America Corp.:
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(e)	50	49,847
3.00%, 12/20/23(d)	53	52,789
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(e)	50	50,677
3.42%, 12/20/28(d)	54	52,804
4.27%, 07/23/29(d)	45	46,855
Citigroup, Inc.:
4.50%, 01/14/22	50	52,149
2.75%, 04/25/22	100	99,579
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(e)	100	99,362
4.04%, 06/01/24(d)	50	51,666
Ford Motor Credit Co. LLC:
3.47%, 04/05/21	200	197,978
5.58%, 03/18/24	200	202,854
General Motors Financial Co., Inc.:
4.20%, 03/01/21	50	50,715
4.20%, 11/06/21	65	66,131
3.45%, 04/10/22	50	50,003
3.25%, 01/05/23	50	49,024
4.15%, 06/19/23	195	196,829
Intercontinental Exchange, Inc., 3.75%, 12/01/25	25	25,963
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 8.50%, 08/15/21(a)	25	25,757
JPMorgan Chase & Co.:
2.97%, 01/15/23	100	99,958
3.21%, 04/01/23(d)	200	201,204
3.88%, 09/10/24	25	25,631
3.13%, 01/23/25	50	50,037

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(e)	$50	$49,984
3.30%, 04/01/26	50	50,062
4.20%, 07/23/29(d)	35	36,511
Mitsubishi UFJ Financial Group, Inc., 3.46%, 03/02/23	50	50,684
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 06/01/22	50	49,219
ORIX Corp., 2.90%, 07/18/22	25	24,998
Quicken Loans, Inc., 5.75%, 05/01/25(a)	15	15,053
S&P Global, Inc., 4.40%, 02/15/26	100	107,525
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	24,875
WMG Acquisition Corp., 5.00%, 08/01/23(a)	25	25,437

		2,329,581

Diversified Telecommunication Services — 0.7%
AT&T, Inc.:
3.20%, 03/01/22	40	40,353
3.80%, 03/01/24	80	81,858
4.35%, 03/01/29	25	25,539
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	25,596
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21	50	52,062
Series Y, 7.50%, 04/01/24	25	26,438
Frontier Communications Corp.:
10.50%, 09/15/22	25	19,063
11.00%, 09/15/25	10	6,581
Level 3 Financing, Inc., 5.25%, 03/15/26	25	24,938
Qwest Corp., 7.25%, 09/15/25	25	26,916
Verizon Communications, Inc., 3.38%, 02/15/25	53	53,624

		382,968

Electric Utilities — 1.2%
AEP Texas, Inc., 3.95%, 06/01/28	50	52,091
AES Corp., 4.00%, 03/15/21	100	101,341
Atlantic City Electric Co., 4.00%, 10/15/28	50	52,831
Dominion Energy, Inc., Series B, 2.75%, 01/15/22	50	49,573
Duke Energy Corp., 3.05%, 08/15/22	50	50,398
Eversource Energy, Series N, 3.80%, 12/01/23	100	103,545
Georgia Power Co., 3.25%, 03/30/27	50	48,430
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(a)	25	24,813
PSEG Power LLC, 3.85%, 06/01/23	100	102,545

Security	Par (000)	Value

Electric Utilities (continued)
Union Electric Co., 3.50%, 03/15/29	$50	$51,241

		636,808

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	50	52,563

Energy Equipment & Services — 0.1%
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/24(a)	25	20,688
TerraForm Power Operating LLC, 5.00%, 01/31/28(a)	25	24,125

		44,813

Environmental, Maintenance, & Security Service — 0.0%
Tervita Escrow Corp., 7.63%, 12/01/21(a)	25	24,813

Equity Real Estate Investment Trusts (REITs) — 0.8%
CBL & Associates LP, 4.60%, 10/15/24	25	17,969
CoreCivic, Inc., 5.00%, 10/15/22	25	24,625
Hospitality Properties Trust, 3.95%, 01/15/28	100	91,633
Iron Mountain, Inc., 4.88%, 09/15/27(a)	50	48,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24	50	52,000
5.75%, 02/01/27(a)	10	10,350
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	50	50,875
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	100	100,298
Welltower, Inc., 4.25%, 04/15/28	50	51,523

		447,273

Food & Staples Retailing — 0.5%
Dollar Tree, Inc., 3.70%, 05/15/23	60	60,845
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(a)	50	50,688
Mondelez International, Inc.:
3.63%, 05/07/23	100	102,395
3.63%, 02/13/26	65	65,882

		279,810

Food Products — 0.3%
JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, 06/15/25(a)	50	51,292
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)	25	25,187
Post Holdings, Inc.(a):
5.00%, 08/15/26	50	48,625

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
Post Holdings, Inc.(a) (continued):
5.75%, 03/01/27	$25	$25,094

		150,198

Gas Utilities — 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23	50	51,730
NiSource, Inc., 3.65%, 06/15/23	45	45,778
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	50	48,705

		146,213

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories, 3.40%, 11/30/23	70	71,441
Becton Dickinson & Co., 2.89%, 06/06/22	30	29,860
Boston Scientific Corp.:
3.38%, 05/15/22	50	50,671
3.45%, 03/01/24	80	81,441
4.00%, 03/01/29	65	67,130
Hill-Rom Holdings, Inc., 5.00%, 02/15/25(a)	25	25,367
Hologic, Inc., 4.38%, 10/15/25(a)	50	49,740
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a):
5.75%, 08/01/22	25	23,250
5.63%, 10/15/23	25	20,750
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(a)	25	23,725
Teleflex, Inc., 4.88%, 06/01/26	25	25,469

		468,844

Health Care Providers & Services — 1.7%
Anthem, Inc.:
2.95%, 12/01/22	25	24,979
4.10%, 03/01/28	35	36,014
Centene Corp.:
5.63%, 02/15/21	30	30,450
5.38%, 06/01/26(a)	30	31,312
CHS/Community Health Systems, Inc., 6.25%, 03/31/23	100	94,090
DaVita, Inc., 5.13%, 07/15/24	25	24,688
Encompass Health Corp., 5.75%, 11/01/24	25	25,312
Envision Healthcare Crop., 8.75%, 10/15/26(a)	25	22,281
HCA, Inc.:
5.00%, 03/15/24	50	53,010
5.38%, 02/01/25	50	53,000
5.88%, 02/15/26	100	108,000
5.25%, 06/15/26	100	107,147

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued):
5.38%, 09/01/26	$10	$10,538
5.63%, 09/01/28	10	10,575
5.88%, 02/01/29	30	32,323
Tenet Healthcare Corp.:
6.00%, 10/01/20	100	103,625
6.75%, 06/15/23	25	25,750
4.63%, 07/15/24	50	50,077
UnitedHealth Group, Inc., 3.10%, 03/15/26	50	49,938
WellCare Health Plans, Inc., 5.38%, 08/15/26(a)	35	36,619

		929,728

Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC/New Red Finance, Inc.(a):
4.63%, 01/15/22	35	35,165
4.25%, 05/15/24	50	49,500
5.00%, 10/15/25	25	24,695
Boyd Gaming Corp., 6.00%, 08/15/26	10	10,250
Darden Restaurants, Inc., 3.85%, 05/01/27	35	34,680
Eldorado Resorts, Inc., 6.00%, 09/15/26	10	10,150
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	140	146,286
Golden Nugget, Inc., 6.75%, 10/15/24(a)	50	50,250
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26(a)	25	25,420
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	50,562
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.25%, 06/01/26	25	25,234
4.75%, 06/01/27	25	24,563
McDonald’s Corp., 3.38%, 05/26/25	50	50,894
MGM Resorts International, 7.75%, 03/15/22	100	110,250
Scientific Games International, Inc.:
10.00%, 12/01/22	8	8,407
5.00%, 10/15/25(a)	25	24,500
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(a)	10	10,425
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	50	50,750

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23(a)	$50	$49,125

		791,106

Household Durables — 0.4%
Lennar Corp., 5.88%, 11/15/24	50	53,062
MDC Holdings, Inc., 5.50%, 01/15/24	50	51,375
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25(a)	25	24,000
Toll Brothers Finance Corp., 4.35%, 02/15/28	25	23,375
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	50	50,250

		202,062

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp., 5.25%, 06/01/26(a)	50	49,750
Clearway Energy Operating LLC, 5.75%, 10/15/25(a)	40	40,150
NRG Energy, Inc., 6.63%, 01/15/27	100	107,625

		197,525

Insurance — 0.7%
CNO Financial Group, Inc., 4.50%, 05/30/20	10	10,050
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	15	15,056
Marsh & McLennan Cos., Inc.:
3.88%, 03/15/24	25	25,930
3.50%, 03/10/25	200	205,043
4.38%, 03/15/29	40	42,328
Radian Group, Inc., 5.25%, 06/15/20	44	45,155
Trinity Acquisition PLC, 3.50%, 09/15/21	50	50,408

		393,970

Interactive Media & Services — 0.6%
Booking Holdings, Inc., 3.60%, 06/01/26	39	39,632
Match Group, Inc., 5.63%, 02/15/29(a)	35	35,438
Netflix, Inc., 5.88%, 11/15/28(a)	100	105,625
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	20	20,200
VeriSign, Inc.:
4.63%, 05/01/23	35	35,481
5.25%, 04/01/25	50	52,375
4.75%, 07/15/27	50	50,006

		338,757

Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd.:
2.80%, 06/06/23	200	198,244
3.40%, 12/06/27	200	196,237

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Expedia Group, Inc., 4.50%, 08/15/24	$125	$129,754

		524,235

IT Services — 0.2%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 07/15/25(a)	50	51,937
Verisk Analytics, Inc., 4.00%, 06/15/25	50	52,138

		104,075

Machinery — 0.1%
Colfax Corp., 6.00%, 02/15/24(a)	60	62,475
Mueller Water Products, Inc., 5.50%, 06/15/26(a)	5	5,075

		67,550

Media — 2.3%
AMC Networks, Inc., 4.75%, 08/01/25	25	24,813
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 09/30/22	50	50,937
5.88%, 04/01/24(a)	25	26,128
5.75%, 02/15/26(a)	25	26,156
5.13%, 05/01/27(a)	50	50,312
5.00%, 02/01/28(a)	100	98,615
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	50	50,363
4.50%, 02/01/24	100	104,011
5.05%, 03/30/29	50	52,685
Comcast Corp.:
3.70%, 04/15/24	65	67,147
3.95%, 10/15/25	30	31,375
CSC Holdings LLC, 5.50%, 05/15/26(a)	200	205,560
DISH DBS Corp.:
5.88%, 07/15/22	50	48,390
5.88%, 11/15/24	25	21,000
7.75%, 07/01/26	25	21,750
Fox Corp. (a):
4.03%, 01/25/24	35	36,284
4.71%, 01/25/29	100	107,219
Gray Television, Inc.(a):
5.88%, 07/15/26	14	14,248
7.00%, 05/15/27	35	37,187
Hughes Satellite Systems Corp., 5.25%, 08/01/26	35	34,737
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(a)	30	29,175
Sirius XM Radio, Inc.(a):
5.38%, 04/15/25	35	35,919
5.00%, 08/01/27	25	25,015

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Time Warner Cable LLC, 4.00%, 09/01/21	$20	$20,327
Univision Communications, Inc., 5.13%, 02/15/25(a)	15	13,969

		1,233,322

Metals & Mining — 0.9%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)	25	26,133
Cleveland-Cliffs, Inc., 5.75%, 03/01/25	25	23,938
Commercial Metals Co., 5.75%, 04/15/26	50	49,875
Freeport-McMoRan, Inc.:
3.55%, 03/01/22	50	49,437
3.88%, 03/15/23	100	98,561
Hudbay Minerals, Inc., 7.63%, 01/15/25(a)	50	51,312
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	100	104,943
Steel Dynamics, Inc., 5.50%, 10/01/24	50	51,625
United States Steel Corp., 6.25%, 03/15/26	30	27,975
Vale Overseas Ltd., 6.25%, 08/10/26	24	26,208

		510,007

Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 05/20/24	45	45,731
5.50%, 05/20/25	50	49,812
National Fuel Gas Co., 3.95%, 09/15/27	40	38,402
		133,945

Office Supplies & Equipment — 0.2%
VMware, Inc.:
2.95%, 08/21/22	40	39,576
3.90%, 08/21/27	50	48,066

		87,642

Oil, Gas & Consumable Fuels — 2.5%
Antero Resources Corp., 5.13%, 12/01/22	50	50,265
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	100	108,750
Cheniere Energy Partners LP:
5.63%, 10/01/26(a)	35	35,875
Series WI, 5.25%, 10/01/25	50	51,125
Chesapeake Energy Corp., 7.00%, 10/01/24	30	29,925
Comstock Resources, Inc., 9.75%, 08/15/26(a)	25	23,000
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)	25	24,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP, 5.38%, 07/15/25	$30	$31,275
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25	25	24,125
EnLink Midstream Partners LP, 4.85%, 07/15/26	50	49,635
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 05/15/26(a)	25	20,313
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28(a)	20	20,050
Matador Resources Co., 5.88%, 09/15/26	10	9,975
Murphy Oil Corp., 5.75%, 08/15/25	25	25,770
Newfield Exploration Co., 5.38%, 01/01/26	25	26,940
Oasis Petroleum, Inc., 6.25%, 05/01/26(a)	10	9,525
ONEOK, Inc.:
4.55%, 07/15/28	80	82,735
4.35%, 03/15/29	100	101,758
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25	50	51,325
Precision Drilling Corp., 7.13%, 01/15/26(a)	25	24,789
Rowan Cos., Inc., 7.38%, 06/15/25	25	21,875
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	100	110,203
4.20%, 03/15/28	115	115,808
Shell International Finance BV, 3.88%, 11/13/28	85	90,053
SM Energy Co., 6.63%, 01/15/27	5	4,750
Southwestern Energy Co., 6.20%, 01/23/25	50	49,125
Sunoco LP/Sunoco Finance Corp., Series WI, 5.50%, 02/15/26	100	99,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 04/15/26(a)	35	36,995
Transocean Guardian Ltd., 5.88%, 01/15/24(a)	5	4,796
W&T Offshore, Inc., 2018 Term Loan, 9.75%, 11/01/23(a)	25	24,906

		1,358,666

Personal Products — 0.0%
Avon International Operations, Inc., 7.88%, 08/15/22(a)	25	25,906

Pharmaceuticals — 1.5%
AstraZeneca PLC:
3.50%, 08/17/23	100	102,004
3.38%, 11/16/25	100	100,885

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	$25	$26,500
Bausch Health Cos., Inc.(a):
7.00%, 03/15/24	100	105,800
6.13%, 04/15/25	50	49,500
5.50%, 11/01/25	50	51,062
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	75	76,050
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(a)	200	205,087
Zoetis, Inc., 3.00%, 09/12/27	100	96,094

		812,982

Real Estate Management & Development — 0.1%
Howard Hughes Corp., 5.38%, 03/15/25(a)	25	24,967
Kennedy-Wilson, Inc., 5.88%, 04/01/24	25	24,844

		49,811

Road & Rail — 0.1%
Hertz Corp., 7.63%, 06/01/22(a)	50	51,175
Kenan Advantage Group, Inc., 7.88%, 07/31/23(a)	15	14,512

		65,687

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc., 2.50%, 12/05/21	25	24,770
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	75	74,599
3.00%, 01/15/22	75	74,637
3.63%, 01/15/24	40	39,897
3.63%, 10/15/24(c)	100	99,218
KLA-Tencor Corp., 4.10%, 03/15/29	35	35,621
Qorvo, Inc., 5.50%, 07/15/26(a)	10	10,326
QUALCOMM, Inc., 3.25%, 05/20/27	100	97,710
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	25,625

		482,403

Software — 0.4%
CA, Inc., 3.60%, 08/15/22	25	25,177
CDK Global, Inc., 5.88%, 06/15/26	60	62,868
Citrix Systems, Inc., 4.50%, 12/01/27	50	49,202
Infor US, Inc., 6.50%, 05/15/22	30	30,412
MSCI, Inc., 5.38%, 05/15/27(a)	50	52,875

		220,534

Specialty Retail — 0.4%
L Brands, Inc.:
5.63%, 10/15/23	25	25,531
6.88%, 11/01/35	25	21,594

Security	Par (000)	Value

Specialty Retail (continued)
O’Reilly Automotive, Inc., 3.60%, 09/01/27	$100	$99,595
PetSmart, Inc., 5.88%, 06/01/25(a)	25	20,937
Tapestry, Inc.:
3.00%, 07/15/22	50	49,201
4.13%, 07/15/27	8	7,643

		224,501

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 3.35%, 02/09/27	65	66,336
Dell International LLC/EMC Corp.(a):
4.00%, 07/15/24	100	100,599
6.02%, 06/15/26	100	107,555
4.90%, 10/01/26	100	101,501

		375,991

Tobacco — 0.6%
Altria Group, Inc.:
4.00%, 01/31/24	50	51,597
3.80%, 02/14/24	35	35,623
2.63%, 09/16/26	50	46,149
BAT Capital Corp., 2.76%, 08/15/22	75	73,758
Philip Morris International, Inc.:
3.25%, 11/10/24	25	25,292
3.13%, 08/17/27	50	48,951
Pyxus International, Inc., 9.88%, 07/15/21	25	22,000
Vector Group Ltd., 6.13%, 02/01/25(a)	10	8,878

		312,248

Wireless Telecommunication Services — 1.8%
American Tower Corp.:
3.30%, 02/15/21	50	50,466
3.45%, 09/15/21	100	101,101
3.50%, 01/31/23	75	76,029
3.55%, 07/15/27	180	177,123
Crown Castle International Corp.:
3.20%, 09/01/24	30	29,771
3.65%, 09/01/27	40	39,333
Equinix, Inc.:
5.88%, 01/15/26	50	52,672
5.38%, 05/15/27	50	52,515
Frontier Communications Corp., 8.50%, 04/01/26(a)	10	9,300
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	10	8,853
SBA Communications Corp., 4.88%, 09/01/24	50	50,515
Sprint Communications, Inc., 6.00%, 11/15/22	25	25,195
Sprint Corp.:
7.25%, 09/15/21	25	26,250

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Corp. (continued):
7.88%, 09/15/23	$50	$52,375
7.63%, 03/01/26	25	25,338
T-Mobile USA, Inc.:
6.38%, 03/01/25	50	52,065
6.50%, 01/15/26	50	53,375
4.50%, 02/01/26	50	49,973
4.75%, 02/01/28	25	24,781
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 04/15/23(a)	15	14,217

		971,247

Total Corporate Bonds — 38.2% (Cost — $20,548,382)		20,866,121

Non-Agency Mortgage-Backed Securities — 1.6%

Collateralized Mortgage Obligations — 1.6%
Connecticut Avenue Securities Trust(a)(d):
Series 2018-R07, Class 1M2, 4.89%, 04/25/31	125	126,170
Series 2019-R01, Class 2M2, 4.94%, 07/25/31	150	150,188
Series 2019-R02, Class 1M1, 3.34%, 08/25/31	179	178,872
STACR Trust(a)(d):
Series 2018-DNA3, Class M1, 3.24%, 09/25/48	120	119,876
Series 2018-HRP1, Class M2, 4.14%, 04/25/43	271	273,227

Total Non-Agency Mortgage-Backed Securities — 1.6% (Cost — $847,036)		848,333

U.S. Government Sponsored Agency Securities — 42.4%

Collateralized Mortgage Obligations — 7.1%
Fannie Mae Connecticut Avenue Securities:
Series 2018-C06, Class 1M1, 3.04%, 03/25/31(d)	56	55,488
Series 2018-C06, Class 2M1, 3.04%, 03/25/31(d)	45	45,187
Series 2018-C01, Class 1M1, 3.09%, 07/25/30(d)	273	272,126
Series 2018-C02, Class 2M1, 3.14%, 08/25/30(d)	85	84,724
Series 2018-C03, Class 1M1, 3.17%, 10/25/30(d)	332	332,112
Series 2018-C05, Class 1M1, 3.21%, 01/25/31(d)	187	187,292

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued):
Series 2017-C06, Class 1M1, 3.24%, 02/25/30(d)	$26	$25,614
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 3.34%, 11/25/29(f)	64	64,534
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.79%, 07/25/29(f)	44	43,779
Series 2016-C05, Class 2M1, (1 mo. LIBOR US + 1.35%), 3.84%, 01/25/29(f)	7	6,916
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.94%, 01/25/29(f)	45	45,258
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.69%, 01/25/30(f)	140	142,188
Series 2018-C02, Class 2M2, 4.69%, 08/25/30(d)	125	124,633
Series 2017-C07, Class 1M2, 4.89%, 05/25/30(d)	100	102,113
Series 2017-C07, Class 2M2A, 4.99%, 05/25/30(d)	100	103,077
Series 2017-C07, Class 2M2, 4.99%, 05/25/30(d)	100	101,561
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 5.09%, 05/25/24(f)	111	115,671
Series 2017-C06, Class 1M2, 5.14%, 02/25/30(d)	100	103,193
Series 2017-C06, Class 2M2, 5.29%, 02/25/30(d)	100	103,342
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 5.39%, 07/25/24(f)	136	142,558
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 6.04%, 07/25/29(f)	100	104,799
Series 2015-C02, Class 1M2, (1 mo. LIBOR US + 4.00%), 6.49%, 05/25/25(f)	64	69,345
Series 2015-C02, Class 2M2, (1 mo. LIBOR US + 4.00%), 6.49%, 05/25/25 (f)	58	62,055
Series 2015-C01, Class 1M2, (1 mo. LIBOR US + 4.30%), 6.79%, 02/25/25(f)	61	66,195
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.89%, 01/25/24(f)	100	111,936

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued):
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.94%, 01/25/29(f)	$150	$164,169
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 7.39%, 11/25/24(f)	31	34,198
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.49%, 11/25/24(f)	76	85,202
Series 2015-C03, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.49%, 07/25/25(f)	69	76,944
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 8.19%, 04/25/28(f)	77	88,220
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2019-DNA1, Class M1, 3.39%, 01/25/49(a)(d)	150	150,191
Series 2019-HQA1, Class M2, 4.84%, 02/25/49(a)(d)	120	120,808
Series 2017-DNA3, Class M2, 4.99%, 03/25/30(d)	250	256,014
Series 2018-DNA1, Class B1, 5.64%, 07/25/30(d)	75	72,653
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.64%, 01/25/25(f)	184	197,077

		3,861,172

Mortgage-Backed Securities — 35.3%
Fannie Mae Mortgage-Backed Securities(g):
3.00%, 12/01/35 - 04/01/49	390	389,670
3.50%, 01/01/46 - 04/01/49(c)	2,841	2,883,344
4.00%, 04/01/34 - 02/01/57	1,989	2,047,913
4.50%, 04/01/34 - 04/01/49	1,361	1,420,837
5.00%, 02/01/41 - 04/01/49	619	655,814
5.50%, 04/01/49	375	400,373
Freddie Mac Mortgage-Backed Securities(g):
3.00%, 08/01/46 - 04/01/49	56	56,486
3.50%, 10/01/44 - 04/01/49(c)	2,265	2,301,471
4.00%, 04/01/34 - 04/01/49	1,381	1,422,341
4.50%, 05/01/42 - 04/01/49	1,150	1,200,812
5.00%, 04/01/49	525	555,926

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(g):
3.00%, 05/20/45 - 04/01/49	$335	$336,628
3.50%, 06/15/43 - 04/01/49	1,859	1,899,311
4.00%, 03/20/48 - 04/01/49(c)	1,272	1,313,209
4.50%, 06/20/48 - 04/01/49	1,525	1,584,133
5.00%, 04/01/49 - 04/20/49(c)	754	788,264

		19,256,532

Total U.S. Government Sponsored Agency Securities — 42.4% (Cost — $22,908,676)		23,117,704

Total Long-Term Investments — 103.1% (Cost — $55,273,965)		56,210,230

	Shares

Short-Term Securities — 22.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(h)(i)	12,064,224	12,064,224

Total Short-Term Securities — 22.1% (Cost — $12,064,224)		12,064,224

Total Investments Before TBA Sale Commitments — 125.2% (Cost — $67,338,189)		68,274,454

	Par (000)
TBA Sale Commitments(g) — (2.9%)

Mortgage-Backed Securities — (2.9%)
Freddie Mac Mortgage-Backed Securities:
3.50%, 04/01/49	USD 1,209	(1,226,312)
4.00%, 04/01/49	50	(51,468)
Ginnie Mae Mortgage-Backed Securities:
4.00%, 04/01/49	76	(78,469)
4.50%, 04/01/49	124	(128,788)
5.00%, 04/01/49	46	(48,056)

Total TBA Sale Commitments — (2.9)% (Proceeds — $1,516,517)		(1,533,093)

Total Investments, Net of TBA Sale Commitments — 122.3% (Cost — $65,821,672)		66,741,361

Liabilities in Excess of Other Assets — (22.3)%		(12,189,298)

Net Assets — 100.0%		$54,552,063

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	When-issued security.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.
(i)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,039,873	7,024,351	12,064,224	$12,064,224	$42,162	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

SGD	Singapore Dollar

Portfolio Abbreviations

MSCI	Morgan Stanley Capital International

OTC	Over-the-Counter

Radian	Radian Guaranty, Inc.

S&P	S&P Global Ratings

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year Australian Treasury Bond	10	06/17/19	$984	$11,066
Long U.S. Treasury Bond	14	06/19/19	2,095	64,322
10- Year U.S. Ultra Long Treasury Bond	22	06/19/19	3,696	124,870
10-Year U.S. Treasury Note	28	06/19/19	3,478	36,849
5-Year U.S. Treasury Note	10	06/28/19	1,158	3,307

				240,414

Short Contracts:
Euro OAT	3	06/06/19	547	(7,002)
Euro Bund	11	06/06/19	2,053	(15,465)
10-Year Canada Bond	13	06/19/19	1,353	(19,431)
Long Gilt	8	06/26/19	1,348	(13,058)
2-Year U.S. Treasury Note	3	06/28/19	639	(2,676)

				(57,632)

				$182,782

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,083	CAD	40,000	Citibank N.A.	06/19/19	$93
USD	22,661	EUR	20,000	Barclays Bank PLC	06/19/19	78
USD	11,389	EUR	10,000	Citibank N.A.	06/19/19	97
USD	11,398	EUR	10,000	JPMorgan Chase Bank N.A.	06/19/19	107
USD	13,222	GBP	10,000	Citibank N.A.	06/19/19	146
USD	2,554	HKD	20,000	Deutsche Bank AG	06/19/19	—
USD	2,555	HKD	20,000	Deutsche Bank AG	06/19/19	1
USD	7,410	SGD	10,000	Citibank N.A.	06/19/19	21
USD	7,416	SGD	10,000	Citibank N.A.	06/19/19	26

						569

USD	7,467	CAD	10,000	Citibank N.A.	06/19/19	(31)
USD	7,463	CAD	10,000	Deutsche Bank AG	06/19/19	(34)
USD	7,480	CAD	10,000	Standard Chartered Bank	06/19/19	(17)

						(82)

						$487

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	USD 1,446	$(99,220)	$(88,078)	$(11,142)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
MXN 28D TIIE, 8.52%	Monthly	7.89%	Monthly	09/18/19	09/11/24	MXN	13,760	$3,987	$11	$3,976
3-Month JIBAR, 7.15%	Quarterly	7.77	Quarterly	09/18/19	09/18/24	ZAR	4,360	2,603	5	2,598
6-Month WIBOR, 1.69%	Semi-annual	2.08	Annual	09/18/19	09/18/24	PLN	670	633	3	630
2.37	Quarterly	3-Month HIBOR, 1.76%	Quarterly	09/18/19	09/18/24	HKD	660	(1,445)	2	(1,447)
2.32	Quarterly	3-Month HIBOR, 1.76%	Quarterly	09/18/19	09/18/24	HKD	3,660	(6,912)	7	(6,919)
2.07	Semi-annual	6-Month SIBOR, 2.00%	Semi-annual	09/18/19	09/18/24	SGD	1,460	(6,179)	16	(6,195)
(0.02)	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	09/18/19	09/18/24	JPY	5,000	(78)	—	(78)
6-Month BBR, 0.26%	Semi-annual	1.92	Semi-annual	09/18/19	09/18/24	AUD	750	5,218	9	5,209
3-Month LIBOR, 2.60%	Quarterly	2.47	Semi-annual	09/18/19	09/18/24	USD	820	8,050	(239)	8,289
3-Month CAD BA 1.75%	Semi-annual	2.04	Semi-annual	09/18/19	09/18/24	CAD	510	2,255	(262)	2,517
0.17	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	09/18/19	09/18/24	EUR	60	(317)	13	(330)
1.29	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	09/18/19	09/18/24	GBP	140	(1,802)	(40)	(1,762)
0.52	Annual	3-Month STIBOR, 0.01%	Quarterly	09/18/19	09/18/24	SEK	4,960	(1,772)	(52)	(1,720)
6-Month BBR, 0.26%	Semi-annual	1.92	Semi-annual	09/18/19	09/18/24	AUD	370	2,525	5	2,520
0.53	Annual	3-Month STIBOR, 0.01%	Quarterly	09/18/19	09/18/24	SEK	2,290	(940)	4	(944)
0.18	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	09/18/19	09/18/24	EUR	380	(2,173)	7	(2,180)
3-Month LIBOR, 2.60%	Quarterly	2.47	Semi-annual	09/18/19	09/18/24	USD	480	4,676	8	4,668

								$8,329	$(503)	$8,832

(a)	Forward swap.

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.76%	Quarterly	3-Month KRW CDC, 1.87%	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	1,148,540	$(8,140)	$—	$(8,140)
1.76	Quarterly	3-Month KRW CDC, 1.87%	Quarterly	JPMorgan Chase Bank N.A.	09/18/19	09/18/24	KRW	265,950	(1,878)	—	(1,878)

									$(10,018)	$—	$(10,018)

(a)	Forward swap.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Morgan Stanley & Co. International PLC	02/27/23	$263,497	$63,574	(b)	$337,303	8.5%
	Bank of America N.A.	02/17/23	694,695	386,727	(c)	570,476	40.0
	Morgan Stanley & Co. International PLC	02/27/23	105,392	32,742	(d)	147,852	5.8
	Bank of America N.A.	02/17/23	229,765	386,184	(e)	139,644	51.6

			$1,293,349	$869,227		$1,195,275

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-2,413 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

ICE	LIBOR USD 1 Week
US	Federal Funds Effective Rate (continuous series)

(b)	Amount includes $(10,232) of net dividends and financing fees.
(c)	Amount includes $510,946 of net dividends and financing fees.
(d)	Amount includes $(9,718) of net dividends and financing fees.
(e)	Amount includes $476,305 of net dividends and financing fees.

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of March 31, 2019 expiration date 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Bermuda
Assured Guaranty Ltd.	554	$24,614	7.3%

Canada
Kinross Gold Corp.	3,913	13,461	4.0

Ireland
Seagate Technology PLC	372	17,815	5.3

Switzerland
Transocean Ltd.	531	4,625	1.3

United Kingdom
Noble Corp. PLC	3,294	9,454	2.8

United States
Abbott Laboratories	198	15,828	4.7
AbbVie, Inc.	222	17,891	5.3
Advance Auto Parts, Inc.	198	33,765	10.0
AES Corp.	2,099	37,950	11.3
Aflac, Inc.	677	33,850	10.0
Agilent Technologies, Inc.	356	28,615	8.5
Allison Transmission Holdings, Inc.	246	11,050	3.3
AMC Networks, Inc., Class A	519	29,458	8.7
American International Group, Inc.	325	13,995	4.1
Amgen, Inc.	135	25,647	7.6
Aon PLC	154	26,288	7.8
Apache Corp.	511	17,711	5.3
Applied Materials, Inc.	449	17,807	5.3
AutoZone, Inc.	16	16,386	4.9
Biogen, Inc.	172	40,657	12.1
Boston Properties, Inc.	133	17,806	5.3
Bristol-Myers Squibb Co.	685	32,681	9.7
Capital One Financial Corp.	45	3,676	1.1
Cardinal Health, Inc.	379	18,249	5.4
Caterpillar, Inc.	128	17,343	5.1
CBS Corp., Class B	479	22,767	6.8
CF Industries Holdings, Inc.	414	16,924	5.0
Chesapeake Energy Corp.	5,365	16,632	4.9
Chevron Corp.	138	16,999	5.0
Cisco Systems, Inc.	338	18,249	5.4
Clorox Co.	115	18,453	5.5
Colgate-Palmolive Co.	578	39,616	11.7
CSX Corp.	248	18,555	5.5
Eastman Chemical Co.	343	26,027	7.7

	Shares	Value	% of Basket Value

United States (continued)
Eaton Corp. PLC	300	$24,168	7.2%
Entergy Corp.	442	42,268	12.5
EOG Resources, Inc.	96	9,137	2.7
Eversource Energy	492	34,907	10.4
FirstEnergy Corp.	130	5,409	1.6
Flex Ltd.	2,031	20,310	6.0
Ford Motor Co.	239	2,098	0.6
Gaming and Leisure Properties, Inc.	481	18,552	5.5
General Motors Co.	110	4,081	1.2
Gilead Sciences, Inc.	57	3,706	1.1
H&R Block, Inc.	632	15,130	4.5
Halliburton Co.	850	24,905	7.4
HCA Healthcare, Inc.	680	88,658	26.3
HCP, Inc.	962	30,111	8.9
Hershey Co.	163	18,717	5.6
Hilton Worldwide Holdings, Inc.	162	13,464	4.0
HollyFrontier Corp.	169	8,327	2.5
HP, Inc.	456	8,860	2.6
Humana, Inc.	19	5,054	1.5
Illinois Tool Works, Inc.	56	8,038	2.4
Intel Corp.	334	17,936	5.3
International Business Machines Corp.	75	10,583	3.1
International Paper Co.	257	11,891	3.5
Juniper Networks, Inc.	770	20,382	6.0
Kimberly-Clark Corp.	79	9,788	2.9
Kimco Realty Corp.	1,162	21,497	6.4
Kinder Morgan, Inc.	608	12,166	3.6
KLA-Tencor Corp.	154	18,389	5.5
Kohl’s Corp.	256	17,605	5.2
Kroger Co.	759	18,671	5.5
Laboratory Corp. of America Holdings	113	17,287	5.1
Lear Corp.	99	13,435	4.0
Lincoln National Corp.	288	16,906	5.0
Lockheed Martin Corp.	116	34,819	10.3
LyondellBasell Industries NV, Class A	204	17,152	5.1
Macy’s, Inc.	668	16,052	4.8
Masco Corp.	420	16,510	4.9
Mastercard, Inc., Class A	678	159,635	47.3
McDonald’s Corp.	157	29,814	8.8
McKesson Corp.	251	29,382	8.7
Merck & Co., Inc.	205	17,050	5.1
MetLife, Inc.	409	17,411	5.2
Microsoft Corp.	158	18,635	5.5
Mosaic Co.	409	11,170	3.3
MSCI, Inc.	95	18,890	5.6
Murphy Oil Corp.	600	17,580	5.2
NetApp, Inc.	172	11,927	3.5
Nordstrom, Inc.	92	4,083	1.2

17

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

	Shares	Value	% of Basket Value

United States (continued)
Norfolk Southern Corp.	100	$18,689	5.5%
NRG Energy, Inc.	685	29,099	8.6
Nucor Corp.	294	17,155	5.1
Occidental Petroleum Corp.	466	30,849	9.1
Omnicom Group, Inc.	63	4,598	1.4
Owens Corning	106	4,995	1.5
Philip Morris International, Inc.	445	39,334	11.7
Phillips 66	172	16,369	4.9
PPL Corp.	374	11,871	3.5
Procter & Gamble Co.	188	19,561	5.8
Progressive Corp.	136	9,804	2.9
Prudential Financial, Inc.	186	17,090	5.1
Republic Services, Inc.	232	18,648	5.5
Royal Caribbean Cruises Ltd.	45	5,158	1.5
Schlumberger Ltd.	325	14,160	4.2
Signet Jewelers Ltd.	248	6,736	2.0
Southwest Airlines Co.	274	14,223	4.2
Starbucks Corp.	373	27,729	8.2
Steel Dynamics, Inc.	1,086	38,303	11.4
Sysco Corp.	117	7,811	2.3
Target Corp.	210	16,855	5.0
Toll Brothers, Inc.	1,507	54,553	16.2
Union Pacific Corp.	107	17,890	5.3
United Continental Holdings, Inc.	320	25,530	7.6
United Parcel Service, Inc., Class B	244	27,265	8.1
United Rentals, Inc.	345	39,416	11.7
VEREIT, Inc.	1,813	15,175	4.5
Verizon Communications, Inc.	451	26,668	7.9
Viacom, Inc., Class B	626	17,572	5.2
Visa, Inc., Class A	334	52,167	15.5
Voya Financial, Inc.	250	12,490	3.7
Walgreens Boots Alliance, Inc.	67	4,239	1.3
Walmart, Inc.	175	17,068	5.1
Walt Disney Co.	47	5,218	1.5
Waste Management, Inc.	180	18,704	5.5
Whiting Petroleum Corp.	844	22,062	6.5
Xerox Corp.	571	18,261	5.4
Xilinx, Inc.	77	9,763	2.9
Yum! Brands, Inc.	181	18,066	5.4

		2,434,565

Total Reference Entity — Long		2,504,534

	Shares	Value	% of Basket Value

Reference Entity — Short

Canada
Brookfield Asset Management, Inc., Class A Class A	(768)	$(35,827)	(10.6)%
Canadian Natural Resources Ltd.	(182)	(5,005)	(1.5)
Enbridge, Inc.	(486)	(17,623)	(5.2)

		(58,455)

Ireland
Endo International PLC	(1,080)	(8,673)	(2.6)

Ireland
Perrigo Co. PLC	(201)	(9,680)	(2.8)

		(18,353)

Mexico
Southern Copper Corp.	(260)	(10,317)	(3.1)

United Kingdom
Aptiv PLC	(234)	(18,600)	(5.5)
Ensco PLC, Class A	(25,643)	(100,777)	(29.9)
Willis Towers Watson PLC	(66)	(11,593)	(3.4)

		(130,970)

United States
Activision Blizzard, Inc.	(395)	(17,984)	(5.3)
Amazon.com, Inc.	(4)	(7,123)	(2.1)
AMC Entertainment Holdings, Inc., Class A Class A	(2,243)	(33,309)	(9.9)
American Tower Corp.	(32)	(6,306)	(1.9)
AmerisourceBergen Corp.	(196)	(15,586)	(4.6)
Analog Devices, Inc.	(165)	(17,370)	(5.1)
Archer-Daniels-Midland Co.	(402)	(17,338)	(5.1)
AT&T, Inc.	(304)	(9,533)	(2.8)
Autodesk, Inc.	(59)	(9,193)	(2.7)
Avnet, Inc.	(222)	(9,628)	(2.9)
Ball Corp.	(205)	(11,861)	(3.5)
Baxter International, Inc.	(221)	(17,970)	(5.3)
Becton Dickinson & Co.	(72)	(17,981)	(5.3)
Best Buy Co., Inc.	(259)	(18,405)	(5.5)
Boeing Co.	(78)	(29,751)	(8.8)
Booking Holdings, Inc.	(32)	(55,837)	(16.6)
Boston Scientific Corp.	(382)	(14,661)	(4.3)
Brighthouse Financial, Inc.	(421)	(15,278)	(4.5)
Bunge Ltd.	(326)	(17,301)	(5.1)
Cboe Global Markets, Inc.	(216)	(20,615)	(6.1)
CBRE Group, Inc., Class A	(270)	(13,351)	(4.0)
Centene Corp.	(317)	(16,833)	(5.0)
Cimarex Energy Co.	(78)	(5,452)	(1.6)
Citrix Systems, Inc.	(109)	(10,863)	(3.2)

18

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

	Shares	Value	% of Basket Value

United States (continued)
Coca-Cola Co.	(207)	$(9,700)	(2.9)%
Comcast Corp., Class A	(936)	(37,421)	(11.1)
CommScope Holding Co., Inc.	(373)	(8,105)	(2.4)
ConAgra Foods, Inc.	(1,242)	(34,453)	(10.2)
Concho Resources, Inc.	(167)	(18,530)	(5.5)
ConocoPhillips	(233)	(15,550)	(4.6)
Constellation Brands, Inc., Class A	(103)	(18,059)	(5.4)
Crown Castle International Corp.	(147)	(18,816)	(5.6)
Crown Holdings, Inc.	(325)	(17,735)	(5.3)
Deere & Co.	(32)	(5,115)	(1.5)
Diamondback Energy, Inc.	(133)	(13,503)	(4.0)
Digital Realty Trust, Inc.	(155)	(18,445)	(5.5)
DISH Network Corp., Class A	(549)	(17,398)	(5.2)
Dollar General Corp.	(147)	(17,537)	(5.2)
Dollar Tree, Inc.	(175)	(18,382)	(5.4)
Edison International	(303)	(18,762)	(5.6)
Eli Lilly & Co.	(1,192)	(154,674)	(45.9)
Equifax, Inc.	(155)	(18,368)	(5.4)
Equinix, Inc.	(19)	(8,610)	(2.6)
Expedia Group, Inc.	(138)	(16,422)	(4.9)
FedEx Corp.	(37)	(6,712)	(2.0)
Fiserv, Inc.	(202)	(17,833)	(5.3)
Gartner, Inc.	(125)	(18,960)	(5.6)
GTT Communications, Inc.	(1,712)	(59,406)	(17.6)
Hertz Global Holdings, Inc.	(2,687)	(46,673)	(13.8)
Hess Corp.	(308)	(18,551)	(5.5)
Hologic, Inc.	(297)	(14,375)	(4.3)
Host Hotels & Resorts, Inc.	(359)	(6,785)	(2.0)
International Flavors & Fragrances, Inc.	(76)	(9,788)	(2.9)
Lennar Corp., Class A	(279)	(13,696)	(4.1)
Live Nation Entertainment, Inc.	(290)	(18,427)	(5.5)
Loews Corp.	(146)	(6,998)	(2.1)
Marriott International, Inc., Class A	(137)	(17,137)	(5.1)
Marsh & McLennan Cos., Inc.	(184)	(17,278)	(5.1)
Martin Marietta Materials, Inc.	(46)	(9,254)	(2.7)
Match Group, Inc.	(767)	(43,420)	(12.9)
Mattel, Inc.	(25)	(325)	(0.1)
McCormick & Co., Inc.	(149)	(22,444)	(6.7)
Medical Properties Trust, Inc.	(698)	(12,920)	(3.8)
MEDNAX, Inc.	(162)	(4,402)	(1.3)

	Shares	Value	% of Basket Value

United States (continued)
MGM Resorts International	(315)	$(8,083)	(2.4)%
Mylan NV	(641)	(18,166)	(5.4)
National Oilwell Varco, Inc.	(236)	(6,287)	(1.9)
Netflix, Inc.	(50)	(17,828)	(5.3)
Newell Brands, Inc.	(492)	(7,547)	(2.2)
NextEra Energy, Inc.	(94)	(18,172)	(5.4)
Northrop Grumman Corp.	(63)	(16,985)	(5.0)
NVIDIA Corp.	(106)	(19,033)	(5.6)
Omega Healthcare Investors, Inc.	(135)	(5,150)	(1.5)
ONEOK, Inc.	(248)	(17,320)	(5.1)
Oracle Corp.	(332)	(17,832)	(5.3)
Parsley Energy, Inc., Class A	(556)	(10,731)	(3.2)
PolyOne Corp.	(234)	(6,859)	(2.0)
Post Holdings, Inc.	(151)	(16,519)	(4.9)
PPG Industries, Inc.	(160)	(18,059)	(5.4)
QUALCOMM, Inc.	(81)	(4,619)	(1.4)
S&P Global, Inc.	(86)	(18,107)	(5.4)
Sempra Energy	(145)	(18,250)	(5.4)
Sherwin-Williams Co.	(42)	(18,090)	(5.4)
Southwestern Energy Co.	(1,035)	(4,854)	(1.4)
Stanley Black & Decker, Inc.	(132)	(17,974)	(5.3)
Teleflex, Inc.	(62)	(18,734)	(5.6)
Tempur Sealy International, Inc.	(204)	(11,765)	(3.5)
Tesla, Inc.	(82)	(22,949)	(6.8)
Thermo Fisher Scientific, Inc.	(20)	(5,474)	(1.6)
Total System Services, Inc.	(71)	(6,746)	(2.0)
TransDigm Group, Inc.	(41)	(18,614)	(5.5)
Triumph Group, Inc.	(397)	(7,567)	(2.2)
Under Armour, Inc., Class A	(1,616)	(34,162)	(10.1)
UnitedHealth Group, Inc.	(88)	(21,759)	(6.4)
Verisk Analytics, Inc., Class A	(93)	(12,369)	(3.7)
ViaSat, Inc.	(2,096)	(162,440)	(48.2)
Vulcan Materials Co.	(135)	(15,984)	(4.7)
Wabtec Corp.	(465)	(34,280)	(10.2)
Wynn Resorts Ltd.	(142)	(16,943)	(5.0)
Zimmer Biomet Holdings, Inc.	(97)	(12,387)	(3.7)

		(1,949,136)

Total Reference Entity — Short		(2,167,231)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$337,303

19

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of March 31, 2019 expiration date 02/17/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Bermuda
Assured Guaranty Ltd.	1,680	$74,643	13.1%

Canada
Kinross Gold Corp.	17,799	61,229	10.7

Ireland
Seagate Technology PLC	1,424	68,195	12.0

Switzerland
Transocean Ltd.	3,886	33,847	5.9

United Kingdom
Noble Corp. PLC	6,099	17,504	3.1

United States
Abbott Laboratories	598	47,804	8.4
AbbVie, Inc.	1,766	142,322	24.9
Advance Auto Parts, Inc.	682	116,301	20.4
AES Corp.	6,920	125,114	21.9
Aflac, Inc.	909	45,450	8.0
Agilent Technologies, Inc.	727	58,436	10.2
Allergan PLC	431	63,103	11.1
Allison Transmission Holdings, Inc.	1,954	87,774	15.4
Allstate Corp.	269	25,334	4.4
AMC Networks, Inc., Class A	1,294	73,447	12.9
American International Group, Inc.	1,128	48,572	8.5
Amgen, Inc.	381	72,382	12.7
Apache Corp.	4,052	140,442	24.6
Apple, Inc.	159	30,202	5.3
Applied Materials, Inc.	3,576	141,824	24.9
AutoZone, Inc.	147	150,546	26.4
Biogen, Inc.	497	117,481	20.6
Boston Properties, Inc.	1,055	141,243	24.8
Bristol-Myers Squibb Co.	2,495	119,036	20.9
Capital One Financial Corp.	497	40,600	7.1
Cardinal Health, Inc.	2,801	134,868	23.6
Caterpillar, Inc.	1,020	138,200	24.2
CBS Corp., Class B	806	38,309	6.7
CF Industries Holdings, Inc.	3,298	134,822	23.6
Chesapeake Energy Corp.	10,927	33,874	5.9
Chevron Corp.	778	95,834	16.8
Cisco Systems, Inc.	2,677	144,531	25.3
Clorox Co.	914	146,660	25.7
Colgate-Palmolive Co.	1,833	125,634	22.0
CSX Corp.	1,969	147,321	25.8

	Shares	Value	% of Basket Value

United States (continued)
Delta Air Lines, Inc.	931	$48,086	8.4%
Dominion Energy, Inc.	495	37,947	6.7
Eastman Chemical Co.	1,521	115,413	20.2
Eaton Corp. PLC	1,697	136,710	24.0
Entergy Corp.	1,272	121,641	21.3
EOG Resources, Inc.	181	17,228	3.0
Eversource Energy	1,688	119,764	21.0
FirstEnergy Corp.	915	38,073	6.7
Flex Ltd.	2,440	24,400	4.3
Ford Motor Co.	7,845	68,879	12.1
Gaming and Leisure Properties, Inc.	3,826	147,569	25.9
General Motors Co.	525	19,478	3.4
Gilead Sciences, Inc.	320	20,803	3.6
H&R Block, Inc.	5,035	120,538	21.1
Halliburton Co.	3,455	101,232	17.7
HCA Healthcare, Inc.	512	66,755	11.7
HCP, Inc.	986	30,862	5.4
Hershey Co.	1,249	143,423	25.1
Hilton Worldwide Holdings, Inc.	1,290	107,212	18.8
HollyFrontier Corp.	388	19,117	3.4
HP, Inc.	3,615	70,239	12.3
Humana, Inc.	156	41,496	7.3
Illinois Tool Works, Inc.	149	21,386	3.7
Intel Corp.	2,656	142,627	25.0
International Business Machines Corp.	254	35,839	6.3
International Paper Co.	1,141	52,794	9.3
Juniper Networks, Inc.	2,297	60,802	10.7
Kimberly-Clark Corp.	615	76,199	13.4
Kimco Realty Corp.	2,730	50,505	8.9
Kinder Morgan, Inc.	4,840	96,848	17.0
KLA-Tencor Corp.	1,209	144,367	25.3
Kohl’s Corp.	2,034	139,878	24.5
Kroger Co.	1,198	29,471	5.2
Laboratory Corp. of America Holdings	68	10,403	1.8
Lear Corp.	783	106,261	18.6
Lincoln National Corp.	2,299	134,951	23.7
Lockheed Martin Corp.	236	70,838	12.4
LyondellBasell Industries NV, Class A	1,623	136,462	23.9
Macy’s, Inc.	3,995	96,000	16.8
Marathon Oil Corp.	1,891	31,599	5.5
Masco Corp.	3,347	131,571	23.1
McDonald’s Corp.	692	131,411	23.0
McKesson Corp.	1,090	127,595	22.4
Merck & Co., Inc.	1,397	116,188	20.4
MetLife, Inc.	3,260	138,778	24.3
Microsoft Corp.	1,237	145,892	25.6
Mosaic Co.	1,865	50,933	8.9
MSCI, Inc.	736	146,346	25.7

20

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

-	Shares	Value	% of Basket Value

United States (continued)
Murphy Oil Corp.	4,781	$140,083	24.6%
NetApp, Inc.	479	33,214	5.8
Nordstrom, Inc.	1,414	62,753	11.0
Norfolk Southern Corp.	767	143,345	25.1
NRG Energy, Inc.	2,850	121,068	21.2
Nucor Corp.	2,343	136,714	24.0
Occidental Petroleum Corp.	1,128	74,674	13.1
Omnicom Group, Inc.	359	26,203	4.6
Owens Corning	1,431	67,429	11.8
Philip Morris International, Inc.	923	81,584	14.3
Phillips 66	1,374	130,764	22.9
PPL Corp.	1,637	51,958	9.1
Procter & Gamble Co.	1,150	119,658	21.0
Progressive Corp.	1,082	78,001	13.7
Prudential Financial, Inc.	1,481	136,074	23.9
Range Resources Corp.	2,269	25,504	4.5
Republic Services, Inc.	1,785	143,478	25.1
Royal Caribbean Cruises Ltd.	175	20,059	3.5
Schlumberger Ltd.	2,465	107,400	18.8
Signet Jewelers Ltd.	1,732	47,041	8.2
Southwest Airlines Co.	1,155	59,956	10.5
Starbucks Corp.	1,838	136,637	24.0
Steel Dynamics, Inc.	3,420	120,623	21.1
Sysco Corp.	937	62,554	11.0
Target Corp.	1,653	132,670	23.3
Toll Brothers, Inc.	2,870	103,894	18.2
Union Pacific Corp.	852	142,454	25.0
United Continental Holdings, Inc.	1,186	94,619	16.6
United Parcel Service, Inc., Class B	1,191	133,082	23.3
United Rentals, Inc.	1,006	114,936	20.1
VEREIT, Inc.	4,948	41,415	7.3
Verizon Communications, Inc.	1,412	83,492	14.6
Viacom, Inc., Class B	4,983	139,873	24.5
Voya Financial, Inc.	1,989	99,370	17.4
Walgreens Boots Alliance, Inc.	824	52,134	9.1
Walmart, Inc.	1,399	136,444	23.9
Walt Disney Co.	173	19,208	3.4
Waste Management, Inc.	1,387	144,123	25.3
Western Digital Corp.	509	24,463	4.3
Whiting Petroleum Corp.	733	19,161	3.4
Williams Cos., Inc.	1,189	34,148	6.0
Xerox Corp.	4,536	145,061	25.4
Xilinx, Inc.	612	77,595	13.6
Yum! Brands, Inc.	1,427	142,429	25.0

		10,977,620

Total Reference Entity — Long		11,233,038

	Shares	Value	% of Basket Value

Reference Entity — Short

Canada
Brookfield Asset Management, Inc., Class A	(2,258)	$(105,336)	(18.5)%
Canadian Natural Resources Ltd.	(871)	(23,952)	(4.2)

Canada
Enbridge, Inc.	(3,870)	(140,326)	(24.6)

		(269,614)

Ireland
Endo International PLC	(8,597)	(69,034)	(12.1)
Perrigo Co. PLC	(1,599)	(77,008)	(13.5)

		(146,042)

Mexico
Southern Copper Corp.	(2,073)	(82,257)	(14.4)

Switzerland
Garrett Motion, Inc.	—	(3)	0.0

United Kingdom
Aptiv PLC	(257)	(20,429)	(3.6)
Ensco PLC, Class A	(2,706)	(10,635)	(1.9)
Willis Towers Watson PLC	(473)	(83,082)	(14.5)

		(114,146)

United States
3M Co.	(134)	(27,843)	(4.9)
Activision Blizzard, Inc.	(3,129)	(142,463)	(25.0)
Amazon.com, Inc.	(13)	(23,150)	(4.1)
AMC Entertainment Holdings, Inc., Class A Class A	(2,715)	(40,318)	(7.1)
American Tower Corp.	(226)	(44,536)	(7.8)
AmerisourceBergen Corp.	(1,557)	(123,813)	(21.7)
Analog Devices, Inc.	(1,217)	(128,114)	(22.5)
Aramark	(967)	(28,575)	(5.0)
Archer-Daniels-Midland Co.	(3,201)	(138,059)	(24.2)
AT&T, Inc.	(2,418)	(75,828)	(13.3)
Autodesk, Inc.	(472)	(73,547)	(12.9)
Avnet, Inc.	(1,771)	(76,808)	(13.5)
Baker Hughes a GE Co.	(1,152)	(31,933)	(5.6)
Ball Corp.	(1,632)	(94,428)	(16.5)
Baxter International, Inc.	(1,766)	(143,593)	(25.2)
Becton Dickinson & Co.	(574)	(143,345)	(25.1)
Best Buy Co., Inc.	(2,045)	(145,318)	(25.5)
Boston Scientific Corp.	(3,047)	(116,944)	(20.5)
Brighthouse Financial, Inc.	(3,357)	(121,826)	(21.4)
Bunge Ltd.	(2,600)	(137,982)	(24.2)
Cboe Global Markets, Inc.	(1,288)	(122,927)	(21.5)
CBRE Group, Inc., Class A	(2,147)	(106,169)	(18.6)
Centene Corp.	(1,746)	(92,713)	(16.2)
Cimarex Energy Co.	(347)	(24,255)	(4.2)

21

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

	Shares	Value	% of Basket Value

United States (continued)
Citrix Systems, Inc.	(865)	$(86,206)	(15.1)%
Coca-Cola Co.	(1,532)	(71,790)	(12.6)
Comcast Corp., Class A	(1,430)	(57,171)	(10.0)
CommScope Holding Co., Inc.	(2,967)	(64,473)	(11.3)
ConAgra Foods, Inc.	(4,736)	(131,377)	(23.0)
Concho Resources, Inc.	(1,316)	(146,023)	(25.6)
ConocoPhillips	(1,256)	(83,825)	(14.7)
Constellation Brands, Inc., Class A	(823)	(144,297)	(25.3)
Continental Resources, Inc.	(589)	(26,370)	(4.6)
Crown Castle International Corp.	(1,129)	(144,512)	(25.3)
Crown Holdings, Inc.	(2,588)	(141,227)	(24.8)
Deere & Co.	(147)	(23,496)	(4.1)
Diamondback Energy, Inc.	(167)	(16,955)	(3.0)
Digital Realty Trust, Inc.	(1,234)	(146,846)	(25.7)
DISH Network Corp., Class A	(4,375)	(138,644)	(24.3)
Dollar General Corp.	(1,091)	(130,156)	(22.8)
Dollar Tree, Inc.	(1,395)	(146,531)	(25.7)
Edison International	(2,235)	(138,391)	(24.3)
EQT Corp.	(1,603)	(33,246)	(5.8)
Equifax, Inc.	(1,237)	(146,584)	(25.7)
Equinix, Inc.	(128)	(58,004)	(10.2)
Expedia Group, Inc.	(1,101)	(131,019)	(23.0)
FedEx Corp.	(294)	(53,335)	(9.3)
Fidelity National Information Services, Inc.	(250)	(28,275)	(5.0)
Fiserv, Inc.	(1,602)	(141,425)	(24.8)
Freeport-McMoRan, Inc.	(2,489)	(32,083)	(5.6)
Gartner, Inc.	(982)	(148,950)	(26.1)
General Mills, Inc.	(540)	(27,945)	(4.9)
GTT Communications, Inc.	(1,955)	(67,838)	(11.9)
Hertz Global Holdings, Inc.	(5,111)	(88,778)	(15.6)
Hess Corp.	(2,368)	(142,625)	(25.0)
Hologic, Inc.	(2,365)	(114,466)	(20.1)
Home Depot, Inc.	(175)	(33,581)	(5.9)
Host Hotels & Resorts, Inc.	(1,318)	(24,910)	(4.4)
International Flavors & Fragrances, Inc.	(606)	(78,047)	(13.7)
Kraft Heinz Co.	(851)	(27,785)	(4.9)
L3 Technologies, Inc.	(204)	(42,099)	(7.4)
Lennar Corp., Class A	(2,202)	(108,096)	(18.9)
Live Nation Entertainment, Inc.	(2,308)	(146,650)	(25.7)
Loews Corp.	(483)	(23,150)	(4.1)
Marriott International, Inc., Class A	(1,055)	(131,970)	(23.1)
Marsh & McLennan Cos., Inc.	(1,456)	(136,718)	(24.0)
Martin Marietta Materials, Inc.	(372)	(74,839)	(13.1)
Match Group, Inc.	(1,398)	(79,141)	(13.9)
Mattel, Inc.	(8,793)	(114,309)	(20.0)
McCormick & Co., Inc.	(227)	(34,193)	(6.0)
Medical Properties Trust, Inc.	(5,541)	(102,564)	(18.0)

	Shares	Value	% of Basket Value

United States (continued)
MEDNAX, Inc.	(1,180)	$(32,061)	(5.6)%
MGM Resorts International	(891)	(22,863)	(4.0)
Mylan NV	(3,936)	(111,546)	(19.6)
National Oilwell Varco, Inc.	(846)	(22,537)	(3.9)
Netflix, Inc.	(384)	(136,919)	(24.0)
Newell Brands, Inc.	(3,916)	(60,071)	(10.5)
NextEra Energy, Inc.	(751)	(145,183)	(25.4)
Northrop Grumman Corp.	(504)	(135,878)	(23.8)
NVIDIA Corp.	(826)	(148,317)	(26.0)
Omega Healthcare Investors, Inc.	(589)	(22,470)	(3.9)
ONEOK, Inc.	(1,981)	(138,353)	(24.2)
Oracle Corp.	(2,625)	(140,989)	(24.7)
Parsley Energy, Inc., Class A	(4,427)	(85,441)	(15.0)
PepsiCo, Inc.	(212)	(25,981)	(4.6)
PolyOne Corp.	(856)	(25,089)	(4.4)
Post Holdings, Inc.	(1,202)	(131,499)	(23.0)
PPG Industries, Inc.	(1,272)	(143,571)	(25.2)
QUALCOMM, Inc.	(485)	(27,660)	(4.8)
Roper Industries, Inc.	(102)	(34,881)	(6.1)
S&P Global, Inc.	(688)	(144,858)	(25.4)
Sempra Energy	(1,156)	(145,494)	(25.5)
Sherwin-Williams Co.	(333)	(143,426)	(25.1)
Southwestern Energy Co.	(8,240)	(38,646)	(6.8)
Stanley Black & Decker, Inc.	(1,055)	(143,659)	(25.2)
Symantec Corp.	(1,286)	(29,565)	(5.2)
Teleflex, Inc.	(474)	(143,224)	(25.1)
Tempur Sealy International, Inc.	(1,302)	(75,086)	(13.2)
Tesla, Inc.	(499)	(139,650)	(24.5)
Thermo Fisher Scientific, Inc.	(82)	(22,445)	(3.9)
Total System Services, Inc.	(563)	(53,491)	(9.4)
TransDigm Group, Inc.	(328)	(148,909)	(26.1)
Triumph Group, Inc.	(3,166)	(60,344)	(10.6)
Under Armour, Inc., Class A	(3,506)	(74,117)	(13.0)
United States Steel Corp.	(1,618)	(31,535)	(5.5)
UnitedHealth Group, Inc.	(532)	(131,542)	(23.1)
Verisk Analytics, Inc., Class A	(741)	(98,553)	(17.3)
Vulcan Materials Co.	(1,076)	(127,398)	(22.3)
Wabtec Corp.	(1,751)	(129,084)	(22.6)
Westlake Chemical Corp.	(396)	(26,873)	(4.7)
Wynn Resorts Ltd.	(318)	(37,944)	(6.6)

United States (continued)
Zimmer Biomet Holdings, Inc.	(767)	(97,946)	(17.2)

		(10,050,500)

Total Reference Entity — Short		(10,662,562)

Net Value of Reference Entity — Bank of America N.A.		$570,476

22

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of March 31, 2019 expiration date 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Canada
Barrick Gold Corp.	2,312	$31,698	21.4%
Encana Corp.	6,605	47,820	32.4
Rogers Communications, Inc., Class B	45	2,422	1.6

		81,940

United States
AES Corp.	7,590	137,227	92.8
Air Products & Chemicals, Inc.	34	6,493	4.4
Allstate Corp.	163	15,351	10.4
American Express Co.	229	25,030	16.9
Anadarko Petroleum Corp.	656	29,835	20.2
Aon PLC	1	171	0.1
Apache Corp.	57	1,976	1.3
Boston Properties, Inc.	200	26,776	18.1
Boyd Gaming Corp.	157	4,296	2.9
CBS Corp., Class B	155	7,367	5.0
Cigna Corp.	354	56,930	38.5
Coca-Cola Co.	455	21,321	14.4
Colgate-Palmolive Co.	1,270	87,046	58.9
ConocoPhillips	587	39,176	26.5
CVS Health Corp.	3,364	181,421	122.7
Devon Energy Corp.	39	1,231	0.8
Duke Energy Corp.	282	25,380	17.2
Entergy Corp.	359	34,331	23.2
Exelon Corp.	662	33,186	22.4
Goodyear Tire & Rubber Co.	291	5,282	3.6
Halliburton Co.	1,915	56,110	38.0
HD Supply Holdings, Inc.	1,064	46,124	31.2
Hershey Co.	133	15,272	10.3
Home Depot, Inc.	423	81,170	54.9
Intel Corp.	295	15,842	10.7
International Paper Co.	434	20,081	13.6
Johnson & Johnson	92	12,861	8.7
Kimberly-Clark Corp.	168	20,815	14.1
Lennar Corp., Class A	126	6,185	4.2
Lockheed Martin Corp.	9	2,701	1.8
Loews Corp.	426	20,418	13.8
Lowe’s Cos., Inc.	169	18,500	12.5
MGM Resorts International	1,147	29,432	19.9

	Shares	Value	% of Basket Value

United States (continued)
Murphy Oil Corp.	960	$28,128	19.0%
Olin Corp.	26	602	0.4
Omnicom Group, Inc.	454	33,137	22.4
Procter & Gamble Co.	226	23,515	15.9
Raytheon Co.	264	48,069	32.5
Republic Services, Inc.	513	41,235	27.9
Simon Property Group, Inc.	175	31,887	21.6
Toll Brothers, Inc.	1,130	40,906	27.7
United Rentals, Inc.	336	38,388	26.0
UnitedHealth Group, Inc.	591	146,131	98.8
Universal Health Services, Inc., Class B	79	10,568	7.1
Viacom, Inc., Class B	1,078	30,259	20.5
Walmart, Inc.	185	18,043	12.2
Walt Disney Co.	47	5,218	3.5
Waste Management, Inc.	281	29,199	19.8
Westrock Co.	307	11,773	8.0
Yum! Brands, Inc.	68	6,787	4.6

		1,629,182

Total Reference Entity — Long		1,711,122

Reference Entity — Short

United States
American Electric Power Co., Inc.	(1,176)	(98,490)	(66.6)
Archer-Daniels-Midland Co.	(2,051)	(88,460)	(59.8)
Cardinal Health, Inc.	(679)	(32,694)	(22.1)
Carnival Corp.	(1,047)	(53,104)	(35.9)
Clorox Co.	(330)	(52,952)	(35.8)
Comcast Corp., Class A	(4,110)	(164,318)	(111.1)
General Dynamics Corp.	(337)	(57,047)	(38.6)
Honeywell International, Inc.	(392)	(62,297)	(42.1)
PepsiCo, Inc.	(697)	(85,417)	(57.8)
Realogy Holdings Corp.	(5,327)	(60,728)	(41.1)
Sherwin-Williams Co.	(437)	(188,220)	(127.3)
Southern Co.	(3,545)	(183,205)	(123.9)
Stanley Black & Decker, Inc.	(1,403)	(191,046)	(129.2)
Western Union Co.	(10,146)	(187,397)	(126.8)
Weyerhaeuser Co.	(2,198)	(57,895)	(39.2)

Total Reference Entity — Short		(1,563,270)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$147,852

23

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of March 31, 2019 expiration date 02/17/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Canada
Barrick Gold Corp.	6,576	$90,157	64.6%
Canadian National Railway Co.	1,685	150,774	108.0
Encana Corp.	19,766	143,106	102.5
Rogers Communications, Inc., Class B	2,154	115,928	83.0
Teck Resources Ltd., Class B	5,558	128,834	92.2

		628,799

Ireland
Medtronic PLC	2,040	185,803	133.1

United States
3M Co.	911	189,288	135.5
AES Corp.	2,514	45,453	32.5
Air Products & Chemicals, Inc.	908	173,392	124.2
Allstate Corp.	542	51,046	36.6
American Express Co.	1,026	112,142	80.3
Amgen, Inc.	991	188,270	134.8
Anadarko Petroleum Corp.	3,584	163,000	116.7
Anthem, Inc.	591	169,605	121.5
Aon PLC	1,108	189,136	135.4
Apache Corp.	5,236	181,480	130.0
AutoZone, Inc.	186	190,486	136.4
AvalonBay Communities, Inc.	778	156,168	111.8
Avis Budget Group, Inc.	4,561	158,996	113.9
Bausch Health Cos., Inc.	6,124	151,263	108.3
BorgWarner, Inc.	2,834	108,854	77.9
Boston Properties, Inc.	957	128,123	91.7
Boston Scientific Corp.	832	31,932	22.9
Boyd Gaming Corp.	1,120	30,643	21.9
Bristol-Myers Squibb Co.	3,892	185,687	133.0
Caterpillar, Inc.	1,407	190,634	136.5
CBS Corp., Class B	3,905	185,605	132.9
CenterPoint Energy, Inc.	4,100	125,870	90.1
Chesapeake Energy Corp.	47,977	148,729	106.5
Chevron Corp.	251	30,918	22.1
Cigna Corp.	775	124,636	89.3
Cisco Systems, Inc.	2,984	161,106	115.4
Coca-Cola Co.	3,086	144,610	103.6
Colgate-Palmolive Co.	1,520	104,181	74.6
ConocoPhillips	2,169	144,759	103.7
Corning, Inc.	1,911	63,254	45.3
Costco Wholesale Corp.	154	37,290	26.7
Darden Restaurants, Inc.	1,450	176,132	126.1
Devon Energy Corp.	5,959	188,066	134.7

	Shares	Value	% of Basket Value

United States (continued)
Dominion Energy, Inc.	2,434	$186,590	133.6%
Duke Energy Corp.	1,754	157,860	113.0
Eaton Corp. PLC	1,780	143,397	102.7
Entergy Corp.	1,031	98,595	70.6
Exelon Corp.	2,001	100,310	71.8
Freeport-McMoRan, Inc.	9,387	120,998	86.6
Goodyear Tire & Rubber Co.	8,606	156,199	111.9
Halliburton Co.	4,631	135,688	97.2
Hartford Financial Services Group, Inc.	3,818	189,831	135.9
HD Supply Holdings, Inc.	2,013	87,264	62.5
Hershey Co.	1,195	137,222	98.3
Home Depot, Inc.	552	105,923	75.9
HP, Inc.	9,744	189,326	135.6
Humana, Inc.	684	181,944	130.3
Intel Corp.	2,414	129,632	92.8
International Paper Co.	2,806	129,834	93.0
JetBlue Airways Corp.	4,932	80,688	57.8
Johnson & Johnson	1,261	176,275	126.2
Johnson Controls International PLC	3,999	147,723	105.8
Kimberly-Clark Corp.	1,348	167,017	119.6
Kohl’s Corp.	1,074	73,859	52.9
Kraft Heinz Co.	5,688	185,713	133.0
Kroger Co.	4,643	114,218	81.8
L Brands, Inc.	2,161	59,600	42.7
Lennar Corp., Class A	3,089	151,639	108.6
Lockheed Martin Corp.	619	185,799	133.1
Loews Corp.	1,942	93,080	66.7
Lowe’s Cos., Inc.	1,574	172,306	123.4
Macy’s, Inc.	3,794	91,170	65.3
Marathon Oil Corp.	7,966	133,112	95.3
McDonald’s Corp.	995	188,951	135.3
MetLife, Inc.	4,415	187,947	134.6
MGM Resorts International	5,829	149,572	107.1
Murphy Oil Corp.	5,567	163,113	116.8
Newmont Mining Corp.	2,672	95,577	68.4
Norfolk Southern Corp.	1,028	192,123	137.6
Olin Corp.	5,322	123,151	88.2
Omnicom Group, Inc.	1,072	78,245	56.0
Oracle Corp.	2,402	129,011	92.4
Packaging Corp. of America	1,942	192,996	138.2
Pfizer, Inc.	3,140	133,356	95.5
Procter & Gamble Co.	1,587	165,127	118.2
PulteGroup, Inc.	5,907	165,160	118.3
Raytheon Co.	759	138,199	99.0
Republic Services, Inc.	1,814	145,809	104.4
Simon Property Group, Inc.	524	95,478	68.4
Southwest Airlines Co.	3,796	197,050	141.1
Target Corp.	1,391	111,642	79.9
TEGNA, Inc.	10,571	149,051	106.7
Toll Brothers, Inc.	3,940	142,628	102.1

24

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

	Shares	Value	% of Basket Value

United States (continued)
Union Pacific Corp.	1,145	$191,444	137.1%
United Rentals, Inc.	1,327	151,610	108.6
United States Steel Corp.	5,090	99,204	71.0
UnitedHealth Group, Inc.	55	13,599	9.7
Universal Health Services, Inc., Class B	933	124,807	89.4
Unum Group	1,575	53,282	38.2
Verizon Communications, Inc.	2,764	163,435	117.0
Viacom, Inc., Class B	5,945	166,876	119.5
Walmart, Inc.	1,698	165,606	118.6
Walt Disney Co.	1,668	185,198	132.6
Waste Management, Inc.	1,528	158,774	113.7
Westrock Co.	4,742	181,856	130.2
Xerox Corp.	5,099	163,066	116.8
Yum! Brands, Inc.	1,800	179,658	128.7

		13,456,167

Total Reference Entity — Long		14,270,769

Reference Entity — Short

Canada
Canadian Natural Resources Ltd.	(3,472)	(95,480)	(68.4)
Enbridge, Inc.	(5,059)	(183,440)	(131.4)
Suncor Energy, Inc.	(5,596)	(181,478)	(129.9)

		(460,398)

Switzerland
Transocean Ltd.	(14,220)	(123,856)	(88.7)

United States
Abbott Laboratories	(2,238)	(178,906)	(128.1)
Advanced Micro Devices, Inc.	(7,426)	(189,512)	(135.7)
Ally Financial, Inc.	(2,566)	(70,539)	(50.5)
Altria Group, Inc.	(3,266)	(187,566)	(134.3)
American International Group, Inc.	(4,349)	(187,268)	(134.1)
AmerisourceBergen Corp.	(2,396)	(190,530)	(136.4)
Archer-Daniels-Midland Co.	(2,308)	(99,544)	(71.3)
Arrow Electronics, Inc.	(2,195)	(169,147)	(121.1)
AT&T, Inc.	(5,999)	(188,129)	(134.7)
Avnet, Inc.	(4,456)	(193,257)	(138.4)
Baxter International, Inc.	(2,297)	(186,769)	(133.7)
Berkshire Hathaway, Inc., Class B	(925)	(185,823)	(133.1)
Best Buy Co., Inc.	(2,606)	(185,182)	(132.6)
Boeing Co.	(498)	(189,947)	(136.0)
Brunswick Corp.	(3,714)	(186,926)	(133.9)
Campbell Soup Co.	(4,821)	(183,825)	(131.6)
Capital One Financial Corp.	(2,326)	(190,011)	(136.1)
CMS Energy Corp.	(1,589)	(88,253)	(63.2)
Comcast Corp., Class A	(601)	(24,028)	(17.2)
ConAgra Foods, Inc.	(6,753)	(187,328)	(134.1)

	Shares	Value	% of Basket Value

United States (continued)
Constellation Brands, Inc., Class A	(1,099)	$(192,688)	(138.0)%
Danaher Corp.	(1,425)	(188,129)	(134.7)
Deere & Co.	(1,174)	(187,652)	(134.4)
DISH Network Corp., Class A	(6,032)	(191,154)	(136.9)
Dover Corp.	(430)	(40,334)	(28.9)
DR Horton, Inc.	(4,401)	(182,113)	(130.4)
Eastman Chemical Co.	(469)	(35,588)	(25.5)
Eli Lilly & Co.	(1,422)	(184,519)	(132.1)
Expedia Group, Inc.	(1,513)	(180,047)	(128.9)
Exxon Mobil Corp.	(2,309)	(186,567)	(133.6)
FedEx Corp.	(1,073)	(194,653)	(139.4)
FirstEnergy Corp.	(4,409)	(183,458)	(131.4)
Ford Motor Co.	(21,699)	(190,517)	(136.4)
Gap, Inc.	(5,461)	(142,969)	(102.4)
General Electric Co.	(12,471)	(124,585)	(89.2)
General Mills, Inc.	(3,615)	(187,076)	(134.0)
General Motors Co.	(3,536)	(131,186)	(93.9)
Hasbro, Inc.	(2,200)	(187,044)	(133.9)
HCP, Inc.	(4,708)	(147,360)	(105.5)
Hess Corp.	(3,103)	(186,894)	(133.8)
Host Hotels & Resorts, Inc.	(4,241)	(80,155)	(57.4)
International Business Machines Corp.	(870)	(122,757)	(87.9)
Kellogg Co.	(3,258)	(186,944)	(133.9)
Kimco Realty Corp.	(3,109)	(57,517)	(41.2)
Lincoln National Corp.	(3,094)	(181,618)	(130.1)
Marriott International, Inc., Class A	(1,493)	(186,759)	(133.7)
Marsh & McLennan Cos., Inc.	(1,999)	(187,706)	(134.4)
Mattel, Inc.	(9,837)	(127,881)	(91.6)
McKesson Corp.	(1,446)	(169,269)	(121.2)
MDC Holdings, Inc.	(3,038)	(88,284)	(63.2)
MGIC Investment Corp.	(10,033)	(132,335)	(94.8)
Mohawk Industries, Inc.	(1,481)	(186,828)	(133.8)
Molson Coors Brewing Co., Class B	(1,116)	(66,569)	(47.7)
Mondelez International, Inc., Class A	(1,041)	(51,967)	(37.2)
Motorola Solutions, Inc.	(1,332)	(187,039)	(133.9)
Navient Corp.	(4,835)	(55,941)	(40.1)
Newell Brands, Inc.	(12,263)	(188,114)	(134.7)
Nordstrom, Inc.	(4,244)	(188,349)	(134.9)
Northrop Grumman Corp.	(451)	(121,590)	(87.1)
NRG Energy, Inc.	(4,284)	(181,984)	(130.3)
Nucor Corp.	(952)	(55,549)	(39.8)
Occidental Petroleum Corp.	(2,835)	(187,677)	(134.4)
OneMain Holdings, Inc.	(4,692)	(148,971)	(106.7)
ONEOK, Inc.	(2,665)	(186,124)	(133.3)
Philip Morris International, Inc.	(1,786)	(157,865)	(113.0)
Pioneer Natural Resources Co.	(1,046)	(159,285)	(114.1)
PPG Industries, Inc.	(1,724)	(194,588)	(139.3)
Prudential Financial, Inc.	(1,500)	(137,820)	(98.7)

25

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

	Shares	Value	% of Basket Value

United States (continued)
Quest Diagnostics, Inc.	(2,088)	$(187,753)	(134.5)%
Radian Group, Inc.	(6,729)	(139,559)	(99.9)
Royal Caribbean Cruises Ltd.	(1,613)	(184,882)	(132.4)
RPM International, Inc.	(3,211)	(186,366)	(133.5)
Ryder System, Inc.	(630)	(39,054)	(28.0)
Sealed Air Corp.	(3,269)	(150,570)	(107.8)
Sempra Energy	(1,476)	(185,769)	(133.0)
SITE Centers Corp.	(3,528)	(48,051)	(34.4)
Tesla, Inc.	(709)	(198,421)	(142.1)
Texas Instruments, Inc.	(1,723)	(182,759)	(130.9)
Textron, Inc.	(3,701)	(187,493)	(134.3)
TJX Cos., Inc.	(1,782)	(94,820)	(67.9)
Travelers Cos., Inc.	(679)	(93,132)	(66.7)

	Shares	Value	% of Basket Value

United States (continued)
Tyson Foods, Inc., Class A	(2,737)	$(190,030)	(136.1)%
United Parcel Service, Inc., Class B Class B	(1,727)	(192,975)	(138.2)
Valero Energy Corp.	(1,161)	(98,488)	(70.5)
VF Corp.	(2,186)	(189,985)	(136.1)
Vulcan Materials Co.	(1,606)	(190,150)	(136.2)
Whirlpool Corp.	(437)	(58,073)	(41.6)
Whiting Petroleum Corp.	(6,174)	(161,388)	(115.6)
Williams Cos., Inc.	(3,574)	(102,645)	(73.5)

		(13,546,871)

Total Reference Entity — Short		(14,131,125)

Net Value of Reference Entity — Bank of America N.A.		$139,644

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

26

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Systematic Multi-Strategy Fund (formerly known as BlackRock Alternative Capital Strategies Fund)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,390,022	$—	$—	$5,390,022
Asset-Backed Securities	—	5,763,028	225,022	5,988,050
Corporate Bonds	—	20,866,121	—	20,866,121
Non-Agency Mortgage-Backed Securities	—	848,333	—	848,333
U.S. Government Sponsored Agency Securities	—	23,117,704	—	23,117,704
Short-Term Securities	12,064,224	—	—	12,064,224
Liabilities:
Investments:
TBA Sale Commitments	—	(1,533,093)	—	(1,533,093)

Total	$17,454,246	$49,062,093	$225,022	$66,741,361

Derivative Financial Instruments (a)
Assets:
Equity contracts	$—	$869,227	$—	$869,227
Forward Foreign Currency Exchange Contracts	—	569	—	569
Interest rate contracts	240,414	30,407	—	270,821
Liabilities:
Credit contracts	—	(11,142)	—	(11,142)
Forward Foreign Currency Exchange Contracts	—	(82)	—	(82)
Interest rate contracts	(57,632)	(31,593)	—	(89,225)

Total	$182,782	$857,386	$—	$1,040,168

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

27